Short-Term Borrowings (Reconciliation of Accounts Receivable Securitization) (Details) - CAD ($) $ in Millions		12 Months Ended
	Jun. 19, 2018	Aug. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds received from accounts receivable securitization	$ 40	$ 40
Short-term borrowings, ending balance		40
Short-term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds received from accounts receivable securitization		40
Short-term borrowings, ending balance		$ 40